SHORT TERM AND LONG-TERM DEBT - Short Term and Long-Term Debt Components (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total debt	$ 1,879,338,000				$ 1,732,679,000
Current portion of debt	(105,795,000)				(99,706,000)
Long-term portion of debt issuance costs	(13,088,000)				(13,749,000)
Long-term debt	1,760,455,000				1,619,224,000
Floating rate long-term debt
Debt Instrument [Line Items]
Total debt	1,329,934,000				1,329,878,000
Floating rate long-term debt | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Total debt	0				139,022,000
Floating rate long-term debt | $320 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	296,625,000				305,974,000
Gross price	320,000,000
Floating rate long-term debt | Flex Rainbow $180 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	178,345,000				0
Gross price	180,000,000	$ 180,000,000
Floating rate long-term debt | $330 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	321,500,000				0
Gross price	330,000,000			$ 330,000,000
Fixed rate long- term debt
Debt Instrument [Line Items]
Total debt	149,404,000				152,801,000
Fixed rate long- term debt | Flex Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Total debt	149,404,000				152,801,000
Line of credit
Debt Instrument [Line Items]
Total debt	400,000,000				250,000,000
$629 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		629,000,000	$ 629,000,000
$629 Million Facility | Floating rate long-term debt
Debt Instrument [Line Items]
Maximum borrowing capacity	629,000,000		629,000,000
Total debt	0				467,865,000
$125 million tranche under the $375 Million Facility | Floating rate long-term debt
Debt Instrument [Line Items]
Total debt	108,412,000				119,475,000
Face amount	125,000,000
$375 Million Facility | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	375,000,000		$ 375,000,000
Flex Resolute $150 Million Facility | Floating rate long-term debt
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Total debt	146,054,000				150,000,000
Flex Enterprise $150 Million Facility | Floating rate long-term debt
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Total debt	142,631,000				147,542,000
$140 million term tranche under the $290 Million Facility | Floating rate long-term debt
Debt Instrument [Line Items]
Total debt	136,367,000				0
Face amount	140,000,000
$290 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	290,000,000	290,000,000
$290 Million Facility | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	290,000,000	$ 290,000,000
$150 million revolving tranche under the $290 Million Facility | Line of credit
Debt Instrument [Line Items]
Total debt	150,000,000				0
Face amount	150,000,000
$250 million revolving tranche under the $375 Million Facility | Line of credit
Debt Instrument [Line Items]
Total debt	250,000,000				$ 250,000,000
Face amount	$ 250,000,000